Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Lease Liabilities [Abstract]
Schedule of Lease Liabilities

Carrying amount of lease liabilities is as follows:

	December 31, 2024	December 31, 2025
	US$	US$
At beginning of the year	280,811	119,984
Additions	-	1,159,035
Disposal of controlling interest in subsidiaries	-	(120,240)
Finance cost	6,803	32,750
Payment	(167,630)	(458,737)
Currency alignment	-	13,820
At end of the year	119,984	746,612

Lease liabilities:
- Not later than one year	82,431	399,858
- More than one year to five years	37,553	346,754
	119,984	746,612

Schedule of Amount Recognized in Profit or Loss

Amount recognized in profit or loss as is follows:

	December 31, 2024	December 31, 2025
	US$	US$
Depreciation of right-of-use asset	148,644	405,866
Interest expense on lease liabilities	6,803	32,750
Lease expense not capitalised in lease liabilities:
- Expense relating to short-term leases	100,530	112,726
Total amount recognised in profit or loss	255,977	551,342